Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	€ 1	€ (2)		€ 1
Remeasurements of defined benefit plans	(102)	140		90
Income tax will not be reclassified to profit or loss	(101)	138	[1]	92
Items that may be reclassified subsequently to profit and loss:
(Gains) / losses on revaluation of available-for-sale investments	222	(666)		(726)
(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	100	2		94
Changes in cash flow hedging reserve	47	54		3
Movement in foreign currency translation and net foreign investment hedging reserve	3	(7)		(5)
Income tax will be reclassified to profit or loss	372	(616)	[1]	(634)
Total income tax related to components of other comprehensive income	270	(479)		(542)
Income tax related to equity instruments and other
Income tax related to equity instruments	13	18		51
Other	3	1		(1)
Total income tax recognised directly in retained earnings	€ 16	€ 19		€ 50

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.